Mineral property interests	6 Months Ended
Jun. 30, 2018
Mineral Property Interests [Abstract]
Mineral Property Interests [Text Block]
8	Mineral property interests

Cañariaco Project Royalty, Peru

In August 2015, the Company acquired from Candente Copper Corp. (TSX:DNT) ("Candente") a 0.5% net smelter returns royalty (the "Royalty") on Candente's 100% owned Cañariaco project in Peru for a purchase price of $500,000.

On June 8, 2018, the Company sold the Royalty to Anglo Pacific, whereby the Company transferred all the issued and outstanding shares of its subsidiaries that directly or indirectly held the Royalty to Anglo Pacific in return for consideration of $1.0 million, payable by the issuance of 478,951 Anglo Pacific common shares. In addition, Entrée retains the right to a portion of any future royalty income received by Anglo Pacific in relation to the Royalty ("Royalty Pass-Through Payments") as follows:

·	20% of any royalty payment received for any calendar quarter up to and including December 31, 2029;

·	15% of any royalty payment received for any calendar quarter commencing January 1, 2030 up to and including the quarter ending December 31, 2034; and

·	10% of any royalty payment received for any calendar quarter commencing January 1, 2035 up to and including the quarter ending December 31, 2039.

In accordance with US GAAP, the Company has attributed a value of $ nil to the Royalty Pass-Through Payment since realization of the proceeds is contingent upon several uncertain future events not wholly within the control of the Company.

The Company recognized a gain on the sale of the Royalty of $0.4 million as of June 8, 2018 as outlined below.

Consideration received	$1,000
Mineral property interest cost - Cañariaco Copper Royalty	(514)
Transaction costs	(116)
Gain on sale	$370

The fair value of the common shares received was determined based on the volume weighted average price for the thirty (30) trading days immediately preceding June 5, 2018 at GBP1.57 ($2.09) per common share. The common shares received have been designated as held-for-trading financial assets (Note 5).

Other Properties

The Company also has interests in other properties in Mongolia (Shivee West Property) and Australia (Blue Rose joint venture). During fiscal 2014, the Company recorded an impairment against the property in Australia and, as a result, there was $nil recognized as an asset on the balance sheet.